Siren DIVCON Leaders Dividend ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Consumer Discretionary - 4.1%
D.R. Horton, Inc.	4,842	$677,008
NIKE, Inc. - Class B	9,400	711,298
PulteGroup, Inc.	7,712	839,837
		2,228,143

Consumer Staples - 9.9%
Brown-Forman Corp. - Class B	16,000	607,680
Church & Dwight Co., Inc.	7,200	753,912
Costco Wholesale Corp.	2,856	2,616,867
Kimberly-Clark Corp.	5,400	707,616
The Procter & Gamble Co.	4,429	742,522
		5,428,597

Energy - 1.1%
Marathon Petroleum Corp.	4,330	604,035

Financials - 21.7%
Broadridge Financial Solutions, Inc.	3,434	776,393
Chubb Ltd.	2,642	729,985
Cincinnati Financial Corp.	4,700	675,390
CME Group, Inc.	2,880	668,822
Erie Indemnity Co. - Class A	1,800	742,014
Globe Life, Inc.	6,981	778,521
Hartford Financial Services Group, Inc.	6,200	678,280
Marsh & McLennan Companies, Inc.	3,397	721,557
Mastercard, Inc. - Class A	2,800	1,474,396
Moody's Corp.	1,537	727,570
MSCI, Inc.	2,126	1,275,621
Verisk Analytics, Inc.	4,631	1,275,516
Visa, Inc. - Class A	4,477	1,414,911
		11,938,976

Health Care - 3.7%
Agilent Technologies, Inc.	5,300	712,002
Eli Lilly & Co.	800	617,600
Merck & Co., Inc.	7,200	716,256
		2,045,858

Industrials - 26.4%(a)
A O Smith Corp.	10,313	703,450
AMETEK, Inc.	3,800	684,988
Amphenol Corp. - Class A	10,000	694,500
Cintas Corp.	7,858	1,435,657
Cummins, Inc.	2,942	1,025,581
Eaton Corp. PLC	2,912	966,405
Expeditors International of Washington, Inc.	6,300	697,851
Fastenal Co.	11,202	805,536
Honeywell International, Inc.	3,392	766,219
Hubbell, Inc.	3,618	1,515,544
Illinois Tool Works, Inc.	2,712	687,655
Jacobs Solutions, Inc.	5,297	707,785
Old Dominion Freight Line, Inc.	5,290	933,156
Pentair PLC	6,800	684,352
Quanta Services, Inc.	2,200	695,310
W.W. Grainger, Inc.	1,408	1,484,102
		14,488,091

Materials - 6.0%
Ecolab, Inc.	3,000	702,960
Linde PLC	1,667	697,923
Martin Marietta Materials, Inc.	2,353	1,215,325
The Sherwin-Williams Co.	1,923	653,685
		3,269,893

Technology - 23.2%
Accenture PLC - Class A	1,980	696,544
Apple, Inc.	3,078	770,793
Applied Materials, Inc.	4,351	707,603
Broadcom, Inc.	12,494	2,896,609
Cognizant Technology Solutions Corp. - Class A	9,200	707,480
Garmin Ltd.	3,400	701,284
Intuit, Inc.	1,174	737,859
KLA Corp.	2,047	1,289,856
Lam Research Corp.	9,900	715,077
Microsoft Corp.	1,739	732,988
Monolithic Power Systems, Inc.	1,896	1,121,863
Motorola Solutions, Inc.	2,087	964,674
NVIDIA Corp.	5,200	698,308
		12,740,938
TOTAL COMMON STOCKS (Cost $44,111,354)		52,744,531

SHORT-TERM INVESTMENTS - 3.9%		Value
Money Market Funds - 3.9%	Shares
First American Government Obligations Fund - 4.56% (b)	2,142,231	2,142,231
TOTAL SHORT-TERM INVESTMENTS (Cost $2,142,231)		2,142,231

TOTAL INVESTMENTS - 100.0% (Cost $46,253,585)		54,886,762
Other Assets in Excess of Liabilities - 0.0% (c)		19,418
TOTAL NET ASSETS - 100.0%		$54,906,180
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(c)	Represents less than 0.05% of net assets.

Siren DIVCON Dividend Defender ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 80.6%	Shares	Value
Communications - 0.6%
Fox Corp. - Class A	1,180	$57,324

Consumer Discretionary - 3.3%
D.R. Horton, Inc.	291	40,688
eBay, Inc.	197	12,204
NIKE, Inc. - Class B	1,005	76,048
PulteGroup, Inc.	1,739	189,377
		318,317

Consumer Staples - 4.4%
Brown-Forman Corp. - Class B	317	12,040
Church & Dwight Co., Inc.	314	32,879
Costco Wholesale Corp.	225	206,161
Kimberly-Clark Corp.	346	45,340
Walmart, Inc.	1,358	122,695
		419,115

Energy - 2.2%
Texas Pacific Land Corp.	189	209,027

Financials - 21.3%
Chubb Ltd.	794	219,382
Cincinnati Financial Corp.	108	15,520
Erie Indemnity Co. - Class A	391	161,182
Globe Life, Inc.	1,206	134,493
Hartford Financial Services Group, Inc.	591	64,655
Mastercard, Inc. - Class A	240	126,377
Moody's Corp.	382	180,827
MSCI, Inc.	379	227,404
S&P Global, Inc.	468	233,078
Travelers Cos., Inc.	922	222,101
Verisk Analytics, Inc.	794	218,691
Visa, Inc. - Class A	715	225,969
		2,029,679

Health Care - 10.9%
Agilent Technologies, Inc.	186	24,987
Eli Lilly & Co.	286	220,792
Merck & Co., Inc.	1,017	101,171
ResMed, Inc.	986	225,488
Thermo Fisher Scientific, Inc.	455	236,705
Zoetis, Inc.	1,380	224,844
		1,033,987

Industrials - 18.4%
A O Smith Corp.	204	13,915
AMETEK, Inc.	28	5,047
Amphenol Corp. - Class A	1,978	137,372
Dover Corp.	1,213	227,559
Eaton Corp. PLC	389	129,097
Expeditors International of Washington, Inc.	2,026	224,420
Fastenal Co.	417	29,987
Illinois Tool Works, Inc.	512	129,823
Jacobs Solutions, Inc.	831	111,038
Old Dominion Freight Line, Inc.	671	118,364
Pentair PLC	1,076	108,289
Quanta Services, Inc.	719	227,240
TE Connectivity PLC	622	88,927
W.W. Grainger, Inc.	191	201,324
		1,752,402

Materials - 4.4%
Ecolab, Inc.	991	232,211
The Sherwin-Williams Co.	555	188,661
		420,872

Technology - 15.1%
Accenture PLC - Class A	51	17,941
Apple, Inc.	69	17,279
Applied Materials, Inc.	36	5,855
Cognizant Technology Solutions Corp. - Class A	1,433	110,198
Garmin Ltd.	1,089	224,617
Intuit, Inc.	373	234,430
KLA Corp.	323	203,529
Lam Research Corp.	1,179	85,159
Microsoft Corp.	540	227,610
NVIDIA Corp.	1,696	227,756
QUALCOMM, Inc.	515	79,114
		1,433,488
TOTAL COMMON STOCKS (Cost $7,327,974)		7,674,211

REAL ESTATE INVESTMENT TRUSTS - 2.3%	Shares	Value
Real Estate - 2.3%
SBA Communications Corp.	1,071	218,270
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $240,123)		218,270

SHORT-TERM INVESTMENTS - 16.3%		Value
Money Market Funds - 16.3%	Shares
First American Government Obligations Fund - 4.56% (a)	1,551,658	1,551,658
TOTAL SHORT-TERM INVESTMENTS (Cost $1,551,658)		1,551,658

TOTAL INVESTMENTS - 99.2% (Cost $9,119,755)		9,444,139
Other Assets in Excess of Liabilities - 0.8%		73,102
TOTAL NET ASSETS - 100.0%		$9,517,241
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Siren DIVCON Dividend Defender ETF
Schedule of Securities Sold Short
December 31, 2024 (Unaudited)

COMMON STOCKS - (31.1)%	Shares	Value
Communications - (2.0)%
AT&T, Inc.	(2,260)	$(51,460)
Paramount Global - Class B	(12,920)	(135,143)
		(186,603)

Consumer Discretionary - (1.8)%
Ford Motor Co.	(17,276)	(171,032)

Consumer Staples - (1.2)%
Estee Lauder Cos., Inc. - Class A	(1,491)	(111,795)

Energy - (6.2)%
APA Corp.	(7,638)	(176,362)
EQT Corp.	(2,501)	(115,321)
Occidental Petroleum Corp.	(6,091)	(300,956)
		(592,639)

Financials - (4.7)%
Capital One Financial Corp.	(1,260)	(224,683)
Invesco Ltd.	(12,763)	(223,097)
		(447,780)

Industrials - (0.9)%
Southwest Airlines Co.	(2,472)	(83,109)

Materials - (7.9)%
Dow, Inc.	(2,196)	(88,126)
Freeport-McMoRan, Inc.	(5,824)	(221,778)
International Flavors & Fragrances, Inc.	(2,077)	(175,610)
International Paper Co.	(4,950)	(266,409)
		(751,923)

Utilities - (6.4)%
CenterPoint Energy, Inc.	(5,874)	(186,382)
Dominion Energy, Inc.	(3,780)	(203,591)
Exelon Corp.	(5,011)	(188,614)
PPL Corp.	(993)	(32,233)
		(610,820)
TOTAL COMMON STOCKS (Proceeds $3,007,763)		(2,955,701)

TOTAL SECURITIES SOLD SHORT - (31.1)% (Proceeds $3,007,763)		$(2,955,701)

Percentages are stated as a percent of net assets.

Siren Nasdaq NexGen Economy ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Communications - 4.5%
Baidu, Inc. - ADR (a)	15,800	$1,332,098
GMO Internet, Inc.	89,907	1,531,353
		2,863,451

Consumer Discretionary - 8.2%
Alibaba Group Holding Ltd. - ADR	17,000	1,441,430
Beyond, Inc. (a)	320,001	1,577,605
JD.com, Inc. - ADR	36,300	1,258,521
Rakuten Group, Inc. (a)	185,730	1,013,845
		5,291,401

Consumer Staples - 1.6%
Walmart, Inc.	11,274	1,018,606

Financials - 49.6%(b)
American Express Co.	4,290	1,273,229
Bitfarms Ltd. (a)	800,000	1,192,000
Blackrock, Inc.	1,049	1,075,340
Block, Inc. (a)	16,632	1,413,554
Cipher Mining, Inc. (a)	200,000	928,000
Cleanspark, Inc. (a)	126,427	1,164,393
Coinbase Global, Inc. - Class A (a)	6,013	1,493,028
Core Scientific, Inc. (a)	100,000	1,405,000
Customers Bancorp, Inc. (a)	26,652	1,297,419
Digital Garage, Inc.	66,075	1,620,957
Galaxy Digital Holdings Ltd. (a)	79,067	1,374,576
IREN Ltd. (a)	100,000	982,000
JPMorgan Chase & Co.	5,613	1,345,492
MARA Holdings, Inc. (a)	61,210	1,026,492
Mastercard, Inc. - Class A	2,579	1,358,024
Nasdaq, Inc.	15,902	1,229,384
NU Holdings Ltd. - Class A (a)	105,157	1,089,426
PayPal Holdings, Inc. (a)	15,782	1,346,994
Plus500 Ltd.	3,805	128,994
Riot Platforms, Inc. (a)	87,822	896,663
Robinhood Markets, Inc. - Class A (a)	33,722	1,256,482
SBI Holdings, Inc.	55,017	1,392,340
Terawulf, Inc. (a)	140,000	792,400
The Bank of New York Mellon Corp.	15,070	1,157,828
The Goldman Sachs Group, Inc.	1,947	1,114,891
Visa, Inc. - Class A	4,530	1,431,661
WisdomTree, Inc.	106,000	1,113,000
		31,899,567

Industrials - 1.9%
Hitachi Ltd.	43,437	1,086,857
Siemens AG	680	132,817
		1,219,674

Technology - 32.3%(b)
Accenture PLC - Class A	4,611	1,622,104
Advanced Micro Devices, Inc. (a)	10,448	1,262,014
Cisco Systems, Inc.	23,865	1,412,808
Fujitsu Ltd.	78,272	1,392,624
Hewlett Packard Enterprise Co.	59,801	1,276,751
International Business Machines Corp.	7,161	1,574,203
Micron Technology, Inc.	1,007	84,749
Microsoft Corp.	3,401	1,433,521
MicroStrategy, Inc. - Class A (a)	4,279	1,239,284
NTT Data Group Corp.	70,115	1,350,208
NVIDIA Corp.	11,722	1,574,147
Oracle Corp.	9,337	1,555,918
QUALCOMM, Inc.	7,682	1,180,109
SAP SE - ADR	5,798	1,427,526
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	6,067	1,198,172
Texas Instruments, Inc.	6,475	1,214,127
		20,798,265
TOTAL COMMON STOCKS (Cost $58,757,259)		63,090,964

SHORT-TERM INVESTMENTS - 1.6%		Value
Money Market Funds - 1.6%	Shares
First American Government Obligations Fund - 4.56% (c)	1,029,566	1,029,566
TOTAL SHORT-TERM INVESTMENTS (Cost $1,029,566)		1,029,566

TOTAL INVESTMENTS - 99.7% (Cost $59,786,825)		64,120,530
Other Assets in Excess of Liabilities - 0.3%		208,513
TOTAL NET ASSETS - 100.0%		$64,329,043
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

The net asset value (“NAV”) per share of each Fund is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the NAV per share.

Securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation procedures, which were approved by the Trustees. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ target Index. This may adversely affect a Fund’s ability to track its Target Index.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2024:

Siren DIVCON Leaders Dividend ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$52,744,531	$–	$–	$52,744,938
Money Market Funds	2,142,231	–	–	2,142,231
Total Investments	$54,886,762	$–	$–	$54,886,762

Siren DIVCON Dividend Defender ETF	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Common Stocks	$7,674,211	$–	$–	$7,674,211
Money Market Funds	1,551,658	–	–	1,551,658
Total Investments	$9,444,139	$–	$–	$9,444,139

Liabilities:
Investments:
Common Stocks	(2,955,701)	–	–	(2,955,701)
Total Investments	$(2,955,701)	$–	$–	$(2,955,701)

Siren Nasdaq NexGen Economy ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$63,090,964	$–	$–	$63,090,964
Money Market Funds	1,029,566	–	–	1,029,566
Total Investments	$64,120,530	$–	$–	$64,120,530

Refer to the Schedule of Investments for additional information.

Tax Disclosure - The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the period ended December 31, 2024, the Funds did not incur any interest or penalties.